Capital Management - Gearing Ratio (Details)	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Gearing Ratio [Abstract]
Borrowings (note 25)	$ 2,268,000,000	$ 2,178,000,000	$ 2,737,000,000	$ 3,721,000,000
Corporate office lease (note 25)	(15,000,000)	(15,000,000)	(15,000,000)
Unamortised portion of the convertible and rated bonds	18,000,000	23,000,000	21,000,000
Cumulative fair value adjustment on $1.25bn bonds	0	0	(9,000,000)
Cash restricted for use (note 21)	(65,000,000)	(55,000,000)	(60,000,000)
Cash and cash equivalents (note 22)	(205,000,000)	(215,000,000)	(484,000,000)	$ (468,000,000)
Net debt	2,001,000,000	1,916,000,000	2,190,000,000
Profit (loss) before taxation	(63,000,000)	269,000,000	257,000,000
Adjusted EBITDA
Finance costs and unwinding of obligations (note 7)	169,000,000	180,000,000	245,000,000
Interest received (note 3)	(15,000,000)	(22,000,000)	(28,000,000)
Amortisation of tangible and intangible assets (note 4)	823,000,000	809,000,000	777,000,000
Exchange loss	11,000,000	88,000,000	17,000,000
Fair value adjustment on issued bonds	0	(9,000,000)	(66,000,000)
Impairment and derecognition of assets	297,000,000	3,000,000	14,000,000
Impairment of other investments	3,000,000	0	0
Write-down of inventories	3,000,000	12,000,000	10,000,000
Retrenchments costs	90,000,000	14,000,000	14,000,000
Care and maintenance costs (note 5)	62,000,000	70,000,000	67,000,000
Net profit on disposal of assets	(8,000,000)	(4,000,000)	(1,000,000)
(Gain) loss on unrealised non-hedge derivatives and other commodity contracts	(10,000,000)	(18,000,000)	7,000,000
Repurchase premium and cost on settlement of issued bonds	0	30,000,000	61,000,000
Associates and joint ventures’ special items	(2,000,000)	(11,000,000)	(9,000,000)
Associates and joint ventures’ – adjustments for amortisation, interest, taxation and other	116,000,000	137,000,000	107,000,000
Other amortisation	7,000,000	0	0
Adjusted EBITDA (as defined in the Revolving Credit Facility Agreements)	$ 1,483,000,000	$ 1,548,000,000	$ 1,472,000,000
Gearing ratio (Net debt to Adjusted EBITDA)	1.35	1.24	1.49
Maximum debt covenant ratio allowed per the agreements	3.5	3.5	3.5
$1.25bn bonds - issued July 2013
Disclosure of detailed information about borrowings [line items]
Face amount of facility	$ 1,250,000,000.00